Cover	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CLOVER HEALTH INVESTMENTS, CORP. /DE
Entity Central Index Key	0001801170
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity ExTransition Period	false